Credit facility (Tables)	12 Months Ended
Dec. 31, 2024
Credit facility
Schedule of summarizes the change in other assets
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of period	271,029	-
Facility transaction costs incurred during the period	234,470	271,029
Amortization expense of Facility transaction costs	(226,008)	-

Balance, end of period	279,491	271,029

Schedule of summarizes the interest and finance expenses
	December 31, 2024	December 31, 2023
	$	$
Amortization expense of Facility transaction costs	226,008	-
Interest expense on Facility	89,296	-

	315,304	-